Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total		Preferred shares	Ordinary Shares		Additional paid-in-capital	Retained earnings (accumulated deficit)
Balance at Dec. 31, 2014		$ 1,725			$ 3		$ 32	$ 1,690
Balance, shares at Dec. 31, 2014	[1]				2,528,415
Recapitalization of Cambridge accumulated deficit and issuance of ordinary shares as part of the Reverse Merger		18,528					18,528
Dividends		(17,251)						(17,251)
Net and comprehensive income (loss)		14,753						14,753
Balance at Dec. 31, 2015		17,755			$ 3		18,560	(808)
Balance, shares at Dec. 31, 2015	[1]				2,528,415
Issuance of shares as part of the Reverse Merger			[1]			[2]
Issuance of shares as part of the Reverse Merger, shares	[1]				48,000
Net and comprehensive income (loss)		(8,053)						(8,053)
Balance at Dec. 31, 2016		9,702			$ 3		18,560	(8,861)
Balance, shares at Dec. 31, 2016	[1]				2,576,415
Net and comprehensive income (loss)		(9,111)						(9,111)
Balance at Dec. 31, 2017		$ 591			$ 3		$ 18,560	$ (17,972)
Balance, shares at Dec. 31, 2017	[1]				2,576,415

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share. Refer to Note 7.b. for warrants assumed by the Company which may result in an additional outstanding ordinary shares..
[2]	Less than $0.5 thousand